Schedule of Assets (Held at End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	401(k) Plan
Entity Tax Identification Number	13-2744380
Employee Benefit Plan, Plan Number	001
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 235,472,094
Participant Loans	1,721,128
Employee Benefit Plan, Asset Held for Investment, Total	$ 237,193,222
Minimum
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Participant loan, interest rate	4.25%	4.25%
Maximum
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Participant loan, interest rate	9.50%	9.50%
Investment, Identifier [Axis]: Allspring Special Mid Cap Value R6, Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Allspring Special Mid Cap Value R6 [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 465,072
Investment, Identifier [Axis]: Carillion Eagle Mid Cap Growth Fund R6, Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Carillion Eagle Mid Cap Growth Fund R6 [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,958,715
Investment, Identifier [Axis]: Cohen & Steers Institutional Realty, Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Cohen & Steers Institutional Realty [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,783,902
Investment, Identifier [Axis]: Fidelity Adv Total Bond K6, Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Fidelity Adv Total Bond K6 [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 3,682,331
Investment, Identifier [Axis]: Fidelity Emerging Markets K, Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Fidelity Emerging Markets K [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 633,170
Investment, Identifier [Axis]: Hartford Equity Income R6, Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Hartford Equity Income R6 [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,188,164
Investment, Identifier [Axis]: Hartford Intl Opportunities R6, Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Hartford Intl Opportunities R6 [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,057,293
Investment, Identifier [Axis]: Invesco International Small-Mid Company R6, Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Invesco International Small-Mid Company R6 [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 952,322
Investment, Identifier [Axis]: Kimco Realty Corp Stock, Company Stock
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Kimco Realty Corp Stock [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Employee Benefit Plan, Employer, Common Stock [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 8,798,631
Investment, Identifier [Axis]: MFS Growth Fund R6, Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	MFS Growth Fund R6 [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 11,452,674
Investment, Identifier [Axis]: New Horizons - I CL, Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	New Horizons - I CL [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,247,499
Investment, Identifier [Axis]: Nuveen Intl Responsible EQ R6, Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Nuveen Intl Responsible EQ R6 [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 12,703
Investment, Identifier [Axis]: T. Rowe Price Dividend GR I, Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Dividend GR I [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,172,656
Investment, Identifier [Axis]: T. Rowe Price Retirement 2005 Tr Fund, Common/Collective Trust Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2005 Tr Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 44,788
Investment, Identifier [Axis]: T. Rowe Price Retirement 2010 Tr Fund, Common/Collective Trust Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2010 Tr Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 589,781
Investment, Identifier [Axis]: T. Rowe Price Retirement 2015 Tr Fund, Common/Collective Trust Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2015 Tr Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 3,029,658
Investment, Identifier [Axis]: T. Rowe Price Retirement 2020 Tr Fund, Common/Collective Trust Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2020 Tr Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 13,672,678
Investment, Identifier [Axis]: T. Rowe Price Retirement 2025 Tr Fund, Common/Collective Trust Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2025 Tr Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 22,552,645
Investment, Identifier [Axis]: T. Rowe Price Retirement 2030 Tr Fund, Common/Collective Trust Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2030 Tr Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 28,590,420
Investment, Identifier [Axis]: T. Rowe Price Retirement 2035 Tr Fund, Common/Collective Trust Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2035 Tr Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 24,516,828
Investment, Identifier [Axis]: T. Rowe Price Retirement 2040 Tr Fund, Common/Collective Trust Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2040 Tr Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 30,792,331
Investment, Identifier [Axis]: T. Rowe Price Retirement 2045 Tr Fund, Common/Collective Trust Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2045 Tr Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 17,925,223
Investment, Identifier [Axis]: T. Rowe Price Retirement 2050 Tr Fund, Common/Collective Trust Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2050 Tr Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 9,160,521
Investment, Identifier [Axis]: T. Rowe Price Retirement 2055 Tr Fund, Common/Collective Trust Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2055 Tr Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,754,367
Investment, Identifier [Axis]: T. Rowe Price Retirement 2060 Tr Fund, Common/Collective Trust Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2060 Tr Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,136,552
Investment, Identifier [Axis]: T. Rowe Price Retirement 2065 Tr Fund, Common/Collective Trust Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2065 Tr Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 426,054
Investment, Identifier [Axis]: TRP Stable Value Fund - N, Common/Collective Trust Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	TRP Stable Value Fund - N [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 11,186,840
Investment, Identifier [Axis]: US Treasury Money Fund, Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	US Treasury Money Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 41,452
Investment, Identifier [Axis]: Undisc Mgrs Behavioral Val R6, Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Undisc Mgrs Behavioral Val R6 [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,026,911
Investment, Identifier [Axis]: Vanguard 500 Index Admiral, Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard 500 Index Admiral [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 13,526,841
Investment, Identifier [Axis]: Vanguard Mid-Cap Ind-Admiral, Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Mid-Cap Ind-Admiral [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,118,799
Investment, Identifier [Axis]: Vanguard Small Cap Index, Adm, Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Small Cap Index, Adm [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,648,585
Investment, Identifier [Axis]: Vanguard Total Bond Index Adm, Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total Bond Index Adm [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 757,736
Investment, Identifier [Axis]: Vanguard Ttl Intl Stk Ind Adm, Mutual Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]	Vanguard Ttl Intl Stk Ind Adm [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]	Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 567,952